UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:   July 31

Date of reporting period:   January 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
MUNICIPAL HIGH INCOME FUND

CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2005

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Classic Series

Semi-Annual Report • January 31, 2005

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

PETER M. COFFEY

Peter M. Coffey has more than 36 years of securities business experience and assumed management of the fund on February 3, 1999.	What’s Inside

	Letter from the Chairman	1
	Fund at a Glance	4
FUND OBJECTIVE	Fund Expenses	5
	Schedule of Investments	7
The fund seeks to maximize current income exempt from federal income taxes by investing under normal market conditions at least 80% of the value of its net assets, plus any borrowings, for investment purposes, in intermediate-term and long-term municipal securities rated medium investment-grade, low investment-grade or below investment-grade by a nationally recognized rating organization or if unrated, of comparable quality.	Statement of Assets and Liabilities	17
	Statement of Operations	18
	Statements of Changes in Net Assets	19
	Financial Highlights	20
	Notes to Financial Statements	23

LETTER FROM THE CHAIRMAN

Dear Shareholder,

During the six-month period ended January 31, 2004, the overall U.S. municipal bond market, as measured by the Lehman Brothers Municipal Bond Index[i], returned 4.80%. High yield municipal securities performed even better, as the Lehman Brothers Municipal Non-Investment Grade Bond Indexii gained 8.03% over the same period.

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the period. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)iii growth was a robust 4.0% in the third quarter. The advance estimate for fourth quarter GDP growth was 3.1%, another solid gain.

R. JAY GERKEN, CFA
Given the overall strength of the economy, Federal Reserve Board (“Fed”)iv monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rate[v] by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, and December 2004, bringing the target for the federal funds rate to 2.25%. On February 2, 2005, after the Fund’s reporting period had ended, the Fed raised rates an additional 0.25% to 2.50%. Regardless of the economic expansion and higher interest rates, the overall bond market surprised many people by generating relatively strong returns during the period.	Chairman, President and Chief Executive Officer

During the period, municipal bond credit quality continued to improve, as municipalities benefited from higher tax revenues, driven by improving economic growth and fiscal discipline. This caused municipal credit quality spreads to tighten.

Performance Review

For the six-months ended January 31, 2005, Class A shares of the Smith Barney Municipal High Income Fund, excluding sales charges, returned 3.40%. These shares underperformed the broad based unmanaged Lehman Brothers Municipal Bond Index, which returned 4.80% for the same period. The Lipper High Yield Municipal Debt Funds Category Average[1] was 5.49%.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 79 funds in the fund’s Lipper category, and excluding sales charges.
1 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

PERFORMANCE SNAPSHOT AS OF JANUARY 31, 2005 (excluding sales charges) (unaudited)

6 Months
Municipal High Income Fund – Class A shares	3.40%
Lehman Brothers Municipal Bond Index	4.80%
Lipper High Yield Municipal Debt Funds Category Average	5.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 3.14% and Class C shares returned 3.10% over the six months ended January 31, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 23, 2005

2 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:  Keep in mind, the fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. A significant portion of portfolio holdings may be invested in lower quality securities, which present greater risk of loss of principal and interest than higher-rated securities. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

ii	The Lehman Brothers Municipal Non-Investment Grade Bond Index includes issues which have a maximum credit rating of Ba1, as rated by Moody’s, are issued as part of a deal of at least $20 million, have an amount outstanding of at least $3 million, have a maturity of at least one year, and have been issued after December 31, 1990.

iii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iv	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
3 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

4 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2004 and held for the six months ended January 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	3.40%	$1,000.00	$1,034.00	0.83%	$4.26

Class B	3.14	1,000.00	1,031.40	1.34	6.86

Class C	3.10	1,000.00	1,031.00	1.38	7.06

(1)	For the six months ended January 31, 2005.
(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursement. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursement, the total return would have been lower.

(3)
Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,021.02	0.83%	$4.23

Class B	5.00	1,000.00	1,018.45	1.34	6.82

Class C	5.00	1,000.00	1,018.25	1.38	7.02

(1)	For the six months ended January 31, 2005.

(2)
Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS AND NOTES — 98.7%

Alabama — 0.7%
$1,750,000	NR	Capstone Improvement District of Brookwood, AL Series A, 7.700% due 8/15/23 (b)	$175,000
3,500,000	NR	Rainbow City, AL Special Health Care Facilities Financing Authority, Series A, 8.250% due 1/1/31	2,420,845

			2,595,845

Alaska — 1.3%
2,300,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport,
		8.125% due 5/1/31 (c)	2,446,211
2,000,000	AAA	Alaska State Housing Financial Corp., Series A, FGIC-Insured, 5.000% due 12/1/26	2,116,060

			4,562,271

Arizona — 3.9%
2,900,000	BBB+	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A,
		6.625% due 7/1/20 (d)	3,319,311
3,500,000	NR	Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A,
		7.625% due 12/1/29 (d)	3,743,530
		Maricopa County, AZ IDA, MFH:
2,340,000	NR	Gran Victoria Housing LLC Project, Series B, 10.000% due 5/1/31 (e)	2,361,856
5,070,000	NR	MetroGardens, Series B, 6.500% due 7/1/29 (b)	886,895
		Pima County, AZ IDA, Series A:
1,100,000	BBB-	Educational Revenue, (Noah Webster Basic), 6.125% due 12/15/34	1,108,404
4,000,000	NR	Healthcare Facilities Revenue, 8.500% due 11/15/32	2,652,400

			14,072,396

Arkansas — 1.6%
		Arkansas State Development Financing Authority:
4,000,000	BBB-	Hospital Revenue, ( Washington Regional Medical Center ), 7.375% due 2/1/29 (d)	4,463,680
1,000,000	BB+	Industrial Facilities Revenue, (Potlatch Corp. Projects), Series A, 7.750% due 8/1/25 (c)	1,102,660

			5,566,340

California — 10.7%
6,000,000	NR	Barona, CA GO, Band of Mission Indians, 8.250% due 1/1/20 (d)	6,476,640
3,000,000	AA-	California Pollution Control Financing Authority, PCR, Pacific Gas & Electric, Series F,
		1.890% due 11/1/26 (f)	3,000,000
		California State Department of Water Resources & Power Supply Revenue:
		RITES:
1,500,000	NR	Series PA-1226-A, AMBAC-Insured, 8.107% due 5/1/10 (f)(g)	1,887,720
3,500,000	AAA**	Series PA-1227, MBIA/IBC-Insured, 8.310% due 5/1/11 (d)(f)(g)	4,268,810
2,000,000	AAA	Series A, 5.500% due 5/1/16	2,258,480
5,000,000	AA-	California State Economic Recovery, Series C-4, 1.880% due 7/1/23 (f)	5,000,000
2,000,000	A	California State GO, Various Purposes, 5.500% due 4/1/30	2,181,600
		California Statewide Communities Development Authority:
1,000,000	A	East Campus Apartments LLC, Series A, 5.625% due 8/1/34	1,053,340
2,500,000	NR	East Valley Tourist, Series A, 9.250% due 10/1/20	2,705,550
		Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue:
2,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	2,044,400
3,150,000	BBB	Series 2003-A-5, 7.875% due 6/1/42 (d)	3,488,783
500,000	NR	Los Angeles, CA Unified School District, RITES, Series C-PA-1118, 8.204% due 1/1/11 (f)(g)	617,260
3,000,000	Ba2*	Vallejo, CA COP, Lease Revenue, Touro University, 7.375% due 6/1/29	3,116,880

			38,099,463

See Notes to Financial Statements. 7 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Colorado — 2.6%
		Colorado Educational and Cultural Facilities Authority Revenue, Charter School:
$1,500,000	Ba2*	Peak to Peak Project, (Call 8/15/11 @ 100), 7.500% due 8/15/21 (h)	$1,821,750
1,500,000	BBB-	Refunding, Jefferson Project, Series A, 6.000% due 6/15/33	1,509,660
1,000,000	Baa1*	Colorado Health Facilities Authority Revenue (Parkview Medical Center Project),
		6.600% due 9/1/25	1,111,770
5,000,000	AAA	E-470 Public Highway Authority, CO, Series B, zero coupon due 9/1/27	1,529,050
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Sr. Bonds, Series B,
		AMBAC-Insured, zero coupon due 6/15/31	2,160,700
1,000,000	NR	Southlands Metropolitan District No. 1, CO GO, 7.125% due 12/1/34	1,026,490

			9,159,420

Connecticut — 1.2%
4,000,000	NR	Connecticut State Development Authority, IDR, (AFCO Cargo LLC Project),
		8.000% due 4/1/30 (c)(d)	4,237,280

District of Columbia — 0.3%
1,000,000	AAA	District of Columbia COP, Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/19	1,123,430

Florida — 5.2%
1,000,000	NR	Bonnet Creek Resort Community Development, 7.500% due 5/1/34	1,075,780
3,000,000	NR	Capital Projects Finance Authority, FL Continuing Care Retirement, Glenridge on Palmer Ranch,
		Series A, 8.000% due 6/1/32	3,166,800
3,000,000	NR	Capital Trust Agency, Seminole Tribe Convention Center, Series A, 10.000% due 10/1/33 (d)	3,434,820
1,000,000	NR	Hillsborough County, FL IDA Revenue, Series A National Gypsum Convention,
		7.125% due 4/1/30 (c)	1,103,760
		Orange County, FL Health Facilities Authority Revenue:
2,000,000	NR	First Mortgage, (GF/Orlando Inc. Project), 9.000% due 7/1/31	2,056,540
2,100,000	NR	Multi-Family Revenue, Series C, 9.000% due 1/1/32	838,173
1,000,000	A1*	Pinellas County, FL Health Facilities Authority Revenue, 5.500% due 11/15/33	1,055,700
2,500,000	NR	Reunion East Community Development District, FL Special Assessment, Series A,
		7.375% due 5/1/33	2,721,675
2,900,000	NR	Waterlefe Community Development District, FL Golf Course Revenue, 8.125% due 10/1/25	3,146,239

			18,599,487

Georgia — 3.5%
6,000,000	NR	Atlanta, GA Tax Allocation, (Atlantic Station Project), 7.900% due 12/1/24 (d)	6,603,120
1,800,000	NR	Brunswick & Glynn County, GA Coastal Community Retirement, Series A, 7.25% due 1/1/35	1,827,630
2,280,000	NR	Clayton County, GA Housing Authority, MFH, ( Magnolia Park Apartments Project),
		7.500% due 12/1/30 (b)	23
1,500,000	BBB+**	Gainesville & Hall County, GA Development Authority Revenue, Senior Living Facilities,
		Lanier Village Estates, Series C, 7.250% due 11/15/29	1,628,100
2,000,000	NR	Savannah, GA EDA Revenue, College of Art & Design Project, 6.900% due 10/1/29	2,358,200

			12,417,073

Illinois — 2.8%
530,000	AA	Chicago, IL Metropolitan HDC, Mortgage Revenue, Section 8, Series A, FHA-Insured,
		6.700% due 7/1/12	530,721
2,000,000	AAA	Chicago IL O’Hare International Airport, General Airport Revenue, Third Lien, Series 2003-A-2,
		5.750% due 1/1/21 (c)	2,229,960
		Illinois Development Financing Authority Revenue:
2,000,000	BBB	Chicago Charter School Foundation Project, Series A, 6.250% due 12/1/32	2,106,720
3,250,000	Ba2*	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (c)(d)	3,696,453
1,500,000	A	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital,
		6.000% due 10/1/24	1,575,315

			10,139,169

See Notes to Financial Statements. 8 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Indiana — 1.4%
$3,000,000	BBB-	East Chicago, IN PCR, (Inland Steel Co. Project), 6.800% due 6/1/13	$3,036,960
2,000,000	Baa1*	Indiana Health Facilities Financing Authority, Hospital Revenue, ( Riverview Hospital Project),
		6.125% due 8/1/31	2,104,700

			5,141,660

Kansas — 0.6%
2,000,000	BBB-**	Overland Park, KS Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	2,197,200

Louisiana — 4.4%
1,000,000	NR	Epps, LA COP, 8.000% due 6/1/18	1,039,710
		Louisiana Local Government Environment Facilities, Community Development Authority Revenue:
5,000,000	A	Capital Projects & Equipment Acquisition Program, ACA-Insured, 6.550% due 9/1/25 (d)	5,825,500
4,000,000	NR	St. James Place, 7.000% due 11/1/26 (d)	3,856,920
2,000,000	BB-	Port of New Orleans, LA IDR, (Continental Grain Co. Project), 7.500% due 7/1/13	2,029,180
3,000,000	BB+	West Feliciana Parish, LA PCR, Gulf State Utilities, 7.700% due 12/1/14	3,050,610

			15,801,920

Maryland — 2.1%
7,000,000	NR	Maryland State Economic Development Corp., Chesapeake Bay, Series A, 7.730% due 12/1/27 (d)	7,429,170
2,500,000	Ca*	Prince Georges County, MD Greater Southeast Health Care System, 6.375% due 1/1/23 (b)	200,000

			7,629,170

Massachusetts — 2.9%
		Boston, MA IDA Financing Revenue:
		Crosstown Center Project:
1,000,000	Ba3*	6.500% due 9/1/35 (c)	1,022,810
1,500,000	NR	8.000% due 9/1/35 (c)	1,534,020
1,460,000	NR	Roadhouse Hospitality LLC Project, 7.875% due 3/1/25 (c)	1,483,126
3,000,000	NR	Massachusetts State Development Financing Agency Revenue Briarwood, Series B,
		8.250% due 12/1/30 (d)	3,833,580
2,000,000	BBB	Massachusetts State Health & Educational Facilities Authority Revenue, Caritas Christi Obligation,
		Series B, 6.750% due 7/1/16	2,277,580
2,345,000	NR	Massachusetts State IFA Revenue GO, Bradford College, 5.625% due 11/1/28 (b)	117,250

			10,268,366

Michigan — 1.8%
		Allen Academy, MI COP:
2,500,000	NR	8.000% due 6/1/33	2,570,250
1,000,000	NR	Series A, 8.000% due 6/1/33	1,006,800
1,600,000	NR	Cesar Chavez Academy, MI COP, 8.000% due 2/1/33 (e)	1,666,960
1,175,000	NR	Merritt Academy, MI COP, 7.250% due 12/1/24	1,188,783

			6,432,793

Minnesota — 0.5%
1,715,000	NR	Sartell, MN Health Care & Housing Facilities Revenue, (Foundation for Health Care Project),
		Series A, 8.000% due 9/1/30	1,850,331

Missouri — 0.4%
1,500,000	NR	St. Joseph, MO IDA, Health Care Revenue, (Living Community of St. Joseph Project),
		7.000% due 8/15/32	1,590,900

See Notes to Financial Statements. 9 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Montana — 2.7%
$5,000,000	BB-	Lewis & Clark County, MT Environmental Revenue Facilities, (Asarco Inc. Project),
		5.850% due 10/1/33 (c)(d)	$4,299,450
6,480,000	NR	Montana State Board of Investment, Resource Recovery Revenue, ( Yellowstone Energy LP Project),
		7.000% due 12/31/19 (c)(d)	5,426,287

			9,725,737

New Hampshire — 0.5%
1,500,000	BBB-	New Hampshire Health & Educational Facilities Authority Revenue, New Hampshire College,
		7.500% due 1/1/31	1,651,755

New Jersey — 5.9%
3,750,000	NR	New Jersey EDA Retirement Community Revenue, Series A, 8.250% due 11/15/30 (d)	4,142,738
		New Jersey Health Care Facility Financing Authority Revenue:
4,000,000	CCC	Columbus Hospital, Series A, 7.500% due 7/1/21 (d)	4,029,680
5,000,000	BBB-	Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d)	5,669,900
		Tobacco Settlement Financing Corp.:
5,000,000	BBB	6.750% due 6/1/39 (d)	5,088,450
2,000,000	BBB	7.000% due 6/1/41	2,067,180

			20,997,948

New Mexico — 1.1%
3,000,000	NR	Otero County, NM Jail Project, 7.500% due 12/1/24	3,011,490
1,000,000	NR	Sandoval County, NM Santa Ana Pueblo Project, 7.750% due 7/1/15	1,042,300

			4,053,790

New York — 4.1%
1,000,000	NR	Brookhaven, NY IDA Civic Facilities Revenue, Memorial Hospital Medical Center, Series A,
		8.250% due 11/15/30	1,077,990
1,000,000	NR	Monroe County, NY IDA, Civic Facilities Revenue, ( Woodland Village Project),
		8.550% due 11/15/32	1,088,430
3,000,000	AA+	New York, NYC Transitional Financing Authority Revenue, Future Tax Secured, Series C,
		1.900% due 5/1/28 (f)	3,000,000
		New York, NY IDA, Civic Facility Revenue:
2,775,000	NR	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,710,065
2,240,000	NR	Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19	2,442,832
1,930,000	AA-	New York State COP, (Hanson Redevelopment Project), 8.375% due 5/1/08	2,062,205
2,000,000	NR	Onondaga County, NY IDA, Solid Waste Disposal Facilities Revenue, (Solvay Paperboard LLC
		Project), 7.000% due 11/1/30 (c)	2,125,700

			14,507,222

North Carolina — 1.7%
2,000,000	NR	Charlotte, NC Special Facilities Revenue, Charlotte/Douglas International Airport,
		5.600% due 7/1/27 (c)	927,440
1,940,000	NR	North Carolina Medical Care Community Health Care Facilities Revenue, De Paul Community
		Facility, 7.625% due 11/1/29	2,031,529
2,500,000	AAA	North Carolina Municipal Power Agency, Catawba Electric Revenue, MBIA-Insured, TICS,
		9.389% due 1/1/11 (f)	3,236,800

			6,195,769

Ohio — 1.4%
2,500,000	BBB	Cuyahoga County, OH Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,826,050
2,000,000	AA-	Ohio State Higher Educational Facilities Revenue, Case Western, Series A, 1.900% due 10/1/31 (f)	2,000,000

			4,826,050

See Notes to Financial Statements. 10 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Oklahoma — 0.8%
$710,000	AAA	Oklahoma HFA, Single-Family Mortgage, Series B, GNMA-Collateralized, 7.997% due 8/1/18 (c)	$778,998
2,200,000	B-	Tulsa, OK Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,176,526

			2,955,524

Oregon — 0.3%
1,000,000	BBB	Klamath Falls, OR, International Community Hospital Authority Revenue, (Merle West Medical
		Center Project), 6.250% due 9/1/31	1,070,440

Pennsylvania — 7.7%
1,115,000	NR	Allegheny County, PA Industrial Development Authority Charter School, Homestead Project,
		Series A, 7.500% due 12/15/29	1,102,467
1,000,000	NR	Cumberland County, PA Municipal Authority, Retirement Community Revenue, Wesley Affiliated
		Services, Inc. Project, Series A, 7.250% 1/1/35	1,064,790
5,000,000	NR	Dauphin County, PA General Authority, Riverfront Office, 6.000% due 1/1/25 (d)	4,546,500
1,000,000	AA-	Geisinger Authority, PA Health System, 1.890% due 11/15/32 (f)	1,000,000
3,500,000	NR	Lehigh County, PA General Purpose Authority Revenue, First Mortgage-Bible Fellowship Church
		Home Inc., 7.750% due 11/1/33 (d)	3,835,125
		Montgomery County, PA Higher Education & Health Authority Revenue, Temple Continuing
		Care Center :
6,000,000	NR	6.625% due 7/1/19 (b)	360,000
5,000,000	NR	6.750% due 7/1/29 (b)	300,000
1,000,000	NR	Northumberland County, PA IDA Facilities Revenue (NHS Youth Services Inc.), Series A,
		7.500% due 2/15/29	1,024,000
		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
3,000,000	B1*	Reliant Energy Seward, Series A, 6.750% due 12/1/36	3,168,870
4,500,000	BBB-	Resource Recovery Revenue, (Colver Project), Series D, 7.125% due 12/1/15 (d)	4,620,150
2,000,000	AA	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue, Children’s
		Hospital Project, Series A, 1.890% due 2/15/14 (f)	2,000,000
4,000,000	NR	Westmoreland County, PA IDA Revenue, Healthcare Facilities Revenue, Restone Highlands Health,
		Series B, 8.125% due 11/15/30	4,330,200

			27,352,102

South Carolina — 3.6%
		Greenville, SC Connector 2000 Association, Toll Road Revenue:
		Capital Appreciation, Series B:
12,500,000	B-	Zero coupon due 1/1/28	1,776,375
20,250,000	B-	Zero coupon due 1/1/30	2,427,165
9,900,000	B-	Zero coupon due 1/1/36	780,417
15,550,000	B-	Zero coupon due 1/1/38	1,039,984
5,970,000	B-	Southern Connector Project, Series A, 5.375% due 1/1/38 (d)	4,543,409
2,000,000	BBB	Richland County, SC, International Paper, 6.100% due 4/1/23 (c)	2,134,200

			12,701,550

Texas — 12.8%
7,160,000	CCC	Alliance Airport Authority, TX Special Facilities Revenue, American Airlines Inc. Project,
		7.500% due 12/1/29 (c)(d)	5,227,086
4,990,000	NR	Austin-Bergstrom Landhost Enterprises Inc., TX Airport Hotel, 3.375% due 4/1/27 (i)	2,744,500
4,870,000	NR	Bexar County, TX Housing Financial Corp., MFH Continental Lady Ester, Series A,
		6.875% due 6/1/29 (d)	4,581,209
1,790,000	BBB	Brazos River Authority, TX PCR, TXU Energy Co. LLC Project, Series C, 6.750% due 10/1/38 (c)	1,963,916
1,000,000	A-	Brazos River, TX Brazoria County Environmental, (Dow Chemical Co. Project), Series A-7,
		6.625% due 5/15/33 (c)	1,120,530
1,995,000	B-	Corpus Christi, TX (Celanese Project), Series A, 6.450% due 11/1/30	2,029,454

See Notes to Financial Statements. 11 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas — 12.8% (continued)
$1,665,000	CCC	Dallas-Fort Worth, TX International Airport Facilities Import Corp. Revenue, American Airlines, Inc.,
		6.375% due 5/1/35 (c)	$1,047,035
1,040,000	NR	Denton County, TX Reclamation & Road District, 8.500% due 6/1/16	1,050,878
1,450,000	NR	El Paso County, TX Housing Finance Corp., MFH Las Lomas Apartments, Series C,
		8.375% due 6/1/30	1,485,554
3,000,000	Ba2*	Gulf Coast IDA, TX Solid Waste Disposal Revenue, (Citgo Petroleum Corp. Project),
		7.500% due 5/1/25 (d)	3,315,360
6,645,000	B-	Houston, TX Airport System, Continental Airlines, Inc. Project, Series C, 6.125% due 7/15/27 (d)	5,135,256
3,000,000	NR	Intercontinental Airport/Houston, Public Facilities Corp. Project Revenue, 7.750% due 5/1/26	2,987,070
		Midlothian, TX Development Authority Tax:
2,500,000	NR	6.200% due 11/15/29	2,538,575
3,000,000	NR	Increment Contract Revenue, 7.875% due 11/15/26	3,297,030
		Texas State Affordable Housing Corp. MFH, Series C:
1,025,000	Ba2*	Ashton Place & Woodstock, Jr. Bond, 7.250% due 8/1/33	860,436
2,130,000	Ba3*	Sub-HIC Arborstone/Baybrook, 7.250% due 11/1/31	1,963,839
		Willacy County, TX Public Facility Corp. Project Revenue:
1,190,000	NR	County Jail, 7.500% due 11/1/25	1,214,252
3,000,000	NR	Series A-1, 8.250% due 12/1/23	3,115,980

			45,677,960

Vermont — 0.2%
1,000,000	NR	Vermont Educational & Health Buildings Financing Agency, Health Care Facilities, (Copley Manor
		Project), 6.150% due 4/1/19 (b)	708,160

Virginia — 7.2%
1,505,000	NR	Alexandria, VA Redevelopment & Housing Authority, MFH Revenue,
		(Parkwood Court Apartments Project), Series C, 8.125% due 4/1/30	1,520,471
1,000,000	NR	Broad Street Community Development Authority, VA, 7.500% due 6/1/33	1,048,170
		Newport News, VA Redevelopment & Housing Authority, MFH Revenue, St. Michael’s Apartments:
1,310,000	NR	7.625% due 11/1/18	1,260,718
2,135,000	NR	7.250% due 11/1/28	1,909,736
		Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation:
		Series B:
10,000,000	BB	Zero coupon due 8/15/30	2,278,000
18,400,000	BB	Zero coupon due 8/15/33 (d)	3,481,464
35,500,000	BB	Zero coupon due 8/15/35 (d)	5,973,585
		1st Tier Subordinated, Series C:
5,500,000	B1*	Zero coupon due 7/9/27	972,675
5,600,000	B1*	Zero coupon due 8/15/28	931,560
5,500,000	B1*	Zero coupon due 8/15/29	860,860
6,200,000	B1*	Zero coupon due 8/15/31	856,716
		Virginia Beach, VA Development Authority, MFH Revenue, Residential Rental:
2,470,000	NR	Hampton Project, 7.500% due 10/1/39 (c)	2,308,808
2,470,000	NR	Mayfair Project, 7.500% due 10/1/39 (c)	2,412,770

			25,815,533

See Notes to Financial Statements. 12 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Wisconsin — 0.8%
		Wisconsin State Health & Educational Facilities Authority Revenue:
$1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	$1,108,030
1,500,000	BBB+	Marshfield Clinic, Series B, 6.000% due 2/15/25	1,610,040

			2,718,070

		TOTAL MUNICIPAL BONDS AND NOTES — 98.7%
		(Cost — $366,860,234***)	352,442,124
		Other Assets in Excess of Liabilities — 1.3%	4,719,264

		TOTAL NET ASSETS — 100.0%	$357,161,388

(a)
All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*) are rated by Moody’s Investors Service or those identified by a double asterisk (**) are rated by Fitch Ratings.

(b)	Security is currently in default.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d)	All or a portion of this security has been segregated for open futures contracts.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	Variable rate security.
(g)	Residual interest bonds — coupon varies inversely with levels of short-term tax-exempt interest rates.
(h)	Pre-Refunded bonds are escrowed with government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(i)	Effective October 1, 2004 thru April 1, 2005, the manager has elected to receive half the coupon payment.
***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 14 through 16 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry (unaudited)*	January 31, 2005

Transportation	13.1%
Hospitals	12.0
Industrial Development	11.8
Life Care Systems	10.5
Multi-Family Housing	6.5
Education	5.9
Pollution Control	4.1
Utilities	4.0
Tobacco	3.6
Public Facilities	2.5
Water and Sewer	2.4
Finance	2.3
Cogeneration Facilities	1.5
Other	19.8

100.0%

* As percentage of total investments. Please note that fund holding are subject to change

See Notes to Financial Statements.
13 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service  (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—
 Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—
Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—
Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, CCC and CC, the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC
and CC

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—
Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—
Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

14 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Baa	—
Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—
Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch Ratings (“Fitch”) — Ratings from “A” to “BBB” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings with the major ratings categories.

AAA	—
Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A	—
Bonds rated “A” are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB	—
Bonds rated “BBB” are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
15 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area Governments
ACA	—	American Capital Assurance
AIG	—	American International Guaranty
AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Notes
BIG	—	Bond Investors Guaranty
CGIC	—	Capital Guaranty Insurance Company
CHFCLI	—	California Health Facility Construction Loan Insurance
CONNIE LEE	—	College Construction Loan Insurance Association
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
ETM	—	Escrowed to Maturity
FAIRS	—	Floating Adjustable Interest Rate Securities
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRTC	—	Floating Rate Trust Certificates
FSA	—	Financing Security Assurance
GIC	—	Guaranteed Investment Contract
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Authority
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDR	—	Industrial Development Revenue
IFA	—	Industrial Finance Authority
INFLOS	—	Inverse Floaters
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
MVRICS	—	Municipal Variable Rate Inverse Coupon Security
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Notes
RIBS	—	Residual Interest Bonds
RITES	—	Residual Interest Tax-Exempt Securities
SYCC	—	Structured Yield Curve Certificate
TAN	—	Tax Anticipation Notes
TECP	—	Tax-Exempt Commercial Paper
TICS	—	Tender Inverse Certificates
TOB	—	Tender Option Bonds
TRAN	—	Tax and Revenue Anticipation Notes
VA	—	Veterans Administration
VRWE	—	Variable Rate Wednesday Demand
__________
* Abbreviations may or may not appear in the Schedule of Investments.
16 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	January 31, 2005

ASSETS:
Investments, at value (Cost — $366,860,234)	$352,442,124
Interest receivable	4,747,156
Receivable for securities sold	1,125,000
Receivable for Fund shares sold	670,825
Prepaid expenses	123,770

Total Assets	359,108,875

LIABILITIES:
Due to custodian	1,184,584
Payable for Fund shares reacquired	240,988
Payable from broker — variation margin on open futures contracts	225,000
Investment advisory fee payable	121,331
Administration fee payable	60,665
Transfer agency service fees payable	33,262
Trustees’ fees payable	31,145
Distribution plan fees payable	28,393
Accrued expenses	22,169

Total Liabilities	1,947,537

Total Net Assets	$357,161,338

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$24,921
Capital paid in excess of par value	429,946,482
Undistributed net investment income	1,447,691
Accumulated net realized loss from investment transactions and futures contracts	(53,427,096)
Net unrealized depreciation of investments and futures contracts	(20,830,610)

Total Net Assets	$357,161,388

Shares Outstanding:
Class A	19,371,802

Class B	3,900,614

Class C	1,648,544

Net Asset Value:
Class A (and redemption price)	$14.33

Class B *	$14.34

Class C *	$14.32

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$14.93

* Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.
17 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended January 31, 2005

INVESTMENT INCOME:
Interest	$13,049,951

EXPENSES:
Investment advisory fee (Note 2)	739,503
Distribution plan fees (Notes 2 and 4)	489,849
Administration fee (Note 2)	369,752
Transfer agency service fees (Notes 2 and 4)	68,693
Audit and legal	60,887
Shareholder communications (Note 4)	27,031
Custody	19,720
Registration fees	15,390
Trustees’ fees	13,446
Other	7,657

Total Expenses	1,811,928
Less: Investment advisory fee waiver (Notes 2 and 8)	(58,564)

Net Expenses	1,753,364

Net Investment Income	11,296,587

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Loss From:
Investment transactions	(17,302,307)
Futures contracts	(9,108,150)

Net Realized Loss	(26,410,457)

Net Change in Unrealized Appreciation/Depreciation of Investments and Futures Contracts	26,997,997

Increase from Payment by Affiliate (Note 2)	200,000

Net Gain on Investments and Futures Contracts	787,540

Increase in Net Assets From Operations	$12,084,127

See Notes to Financial Statements.
18 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2005 (unaudited) and the Year Ended July 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$11,296,587	$25,557,456
Net realized loss	(26,410,457)	(3,986,995)
Net change in unrealized appreciation/depreciation	26,997,997	(3,639,004)
Increase from payments by affiliate	200,000	—

Increase in Net Assets From Operations	12,084,127	17,931,457

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(12,018,577)	(26,260,158)

Decrease in Net Assets From Distributions to Shareholders	(12,018,577)	(26,260,158)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	13,265,171	27,451,741
Net asset value of shares issued for reinvestment of distributions	6,028,182	13,101,623
Cost of shares reacquired	(39,473,069)	(82,411,035)

Decrease in Net Assets From Fund Share Transactions	(20,179,716)	(41,857,671)

Decrease in Net Assets	(20,114,166)	(50,186,372)

NET ASSETS:
Beginning of period	377,275,554	427,461,926

End of period*	$357,161,388	$377,275,554

* Includes undistributed net investment income of:	$1,447,691	$2,169,681

See Notes to Financial Statements.
19 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2004	2003	2002		2001	2000

Net Asset Value, Beginning of Period	$14.33		$14.64	$15.40	$15.82		$15.78	$16.98

Income (Loss) From Operations:
Net investment income	0.45		0.94	1.01	1.02	(3)	1.03	0.92
Net realized and unrealized gain (loss)	0.03		(0.28)	(0.80)	(0.45	)(3)	0.01	(1.12)

Total Income (Loss) From Operations	0.48		0.66	0.21	0.57		1.04	(0.20)

Less Distributions From:
Net investment income	(0.48)		(0.97)	(0.97)	(0.99)		(1.00)	(0.95)
Net realized gains	—		—	—	—		—	(0.05)

Total Distributions	(0.48)		(0.97)	(0.97)	(0.99)		(1.00)	(1.00)

Net Asset Value, End of Period	$14.33		$14.33	$14.64	$15.40		$15.82	$15.78

Total Return(4)	3.40	%(5)†	4.58%	1.45%	3.77%		6.84%	(1.00)%

Net Assets, End of Period (millions)	$278		$293	$326	$371		$368	$303

Ratios to Average Net Assets:
Expenses	0.83	%(6)†	0.84%	0.85%	0.84%		0.82%	0.84%
Net investment income	6.23	†	6.41	6.72	6.56	(3)	6.50	6.13

Portfolio Turnover Rate	22%		21%	27%	24%		29%	29%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)
Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 6.52%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(4)
Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would have been 3.33%.
(6)
 The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 0.86%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.
20 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004	2003	2002		2001	2000

Net Asset Value, Beginning of Period	$14.34		$14.65	$15.40	$15.82		$15.79	$16.99

Income (Loss) From Operations:
Net investment income	0.41		0.86	0.93	0.93	(3)	0.92	1.18
Net realized and unrealized gain (loss)	0.03		(0.28)	(0.78)	(0.43	)(3)	0.04	(1.46)

Total Income (Loss) From Operations	0.44		0.58	0.15	0.50		0.96	(0.28)

Less Distributions From:
Net investment income	(0.44)		(0.89)	(0.90)	(0.92)		(0.93)	(0.87)
Net realized gains	—		—	—	—		—	(0.05)

Total Distributions	(0.44)		(0.89)	(0.90)	(0.92)		(0.93)	(0.92)

Net Asset Value, End of Period	$14.34		$14.34	$14.65	$15.40		$15.82	$15.79

Total Return(4)	3.14	%(5)†	4.04%	0.99%	3.26%		6.25%	(1.52)%

Net Assets, End of Period (millions)	$56		$60	$76	$93		$119	$198

Ratios to Average Net Assets:
Expenses	1.34	%(6)†	1.35%	1.35%	1.35%		1.32%	1.34%
Net investment income	5.72	†	5.91	6.22	6.04	(3)	5.96	5.59

Portfolio Turnover Rate	22%		21%	27%	24%		29%	29%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)
Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the net investment income, net realized and unrealized loss per share and the ratio of net investment income to average net assets would have been $0.92, $0.42 and 6.00%, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(4)
 Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would have been 3.07%.
(6)
The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 1.37%.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.
21 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2004	2003	2002		2001	2000

Net Asset Value, Beginning of Period	$14.32		$14.63	$15.39	$15.80		$15.76	$16.96

Income (Loss) From Operations:
Net investment income	0.41		0.86	0.92	0.94	(4)	0.94	0.70
Net realized and unrealized gain (loss)	0.03		(0.28)	(0.79)	(0.45	)(4)	0.01	(1.00)

Total Income (Loss) From Operations	0.44		0.58	0.13	0.49		0.95	(0.30)

Less Distributions From:
Net investment income	(0.44)		(0.89)	(0.89)	(0.90)		(0.91)	(0.85)
Net realized gains	—		—	—	—		—	(0.05)

Total Distributions	(0.44)		(0.89)	(0.89)	(0.90)		(0.91)	(0.90)

Net Asset Value, End of Period	$14.32		$14.32	$14.63	$15.39		$15.80	$15.76

Total Return(5)	3.10	%(6)†	4.00%	0.89%	3.24%		6.21%	(1.61)%

Net Assets, End of Period (millions)	$23		$24	$25	$27		$21	$5

Ratios to Average Net Assets:
Expenses	1.38	%(7)†	1.40%	1.41%	1.38%		1.35%	1.44%
Net investment income	5.68	†	5.86	6.16	6.05	(4)	6.01	5.57

Portfolio Turnover Rate	22%		21%	27%	24%		29%	29%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended January 31, 2005 (unaudited).
(4)
Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 6.01%. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

(5)
Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(6)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
(7)	The investment adviser voluntarily waived a portion of its fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 1.41%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.
22 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal High Income Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

(d) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipals securities, which is

23 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting.  Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(h) Reclassification.  GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended January 31, 2005, SBFM reimbursed the Fund in the amount of $200,000 for losses incurred resulting from an investment transaction error.

During the six months ended January 31, 2005, SBFM voluntarily waived a portion of its advisory fee in the amount of $58,564.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended January 31, 2005, the Fund paid transfer agent fees of $59,184 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and thereafter declines by 0.50% the first year after purchase payment and by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year of purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an sales charge.

24 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2005, CGM and its affiliates received sales charges of approximately $63,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2005, CDSCs paid to CGM were approximately $39,000 and $101 for the Fund’s Class B and C shares, respectively.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$79,902,752

Sales	120,498,999

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,757,506
Gross unrealized depreciation	(37,175,616)

Net unrealized depreciation	$14,418,110

At January 31, 2005, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Sell: U.S. 20 Year Treasury Bond, 6.000%	1,200	3/05	$131,400,000	$137,812,500	$(6,412,500)

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended January 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution Plan fees	$215,346	$190,848	$83,655

For the six months ended January 31, 2005, total Transfer Agency Service fees were as follows:

	Class A	Class B	Class C

Transfer Agency Service fees	$52,133	$12,267	$4,293

For the six months ended January 31, 2005, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C

Shareholder Communication Expenses	$20,153	$5,150	$1,728

25 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Distributions Paid to Shareholders by Class
	For the Six Months Ended January 31, 2005	Year Ended July 31, 2004

Net Investment Income
Class A	$9,494,657	$20,585,210
Class B	1,798,425	4,164,592
Class C*	725,495	1,510,356

Total	$12,018,577	$26,260,158

* On April 29, 2004, Class L shares were renamed as Class C shares.

6. Shares of Beneficial Interest

At January 31, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2005		Year Ended July 31, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	567,686	$8,120,347	1,291,723	$18,939,101
Shares issued on reinvestment	355,985	5,074,273	750,983	10,955,067
Shares reacquired	(1,976,385)	(28,239,980)	(3,898,831)	(57,058,726)

Net Decrease	(1,052,714)	$(15,045,360)	(1,856,125)	$(27,164,558)

Class B
Shares sold	195,362	$2,794,373	315,894	$4,630,931
Shares issued on reinvestment	45,294	646,133	107,219	1,565,504
Shares reacquired	(557,687)	(7,973,629)	(1,438,623)	(21,061,538)

Net Decrease	(317,031)	$(4,533,123)	(1,015,510)	$(14,865,103)

Class C†
Shares sold	164,339	$2,350,451	264,872	$3,881,709
Shares issued on reinvestment	21,603	307,776	39,878	581,052
Shares reacquired	(228,558)	(3,259,460)	(293,183)	(4,290,771)

Net Increase (Decrease)	(42,616)	$(601,233)	11,567	$171,990

† On April 29, 2004, Class L shares were renamed as Class C shares.

7. Capital Loss Carryforward

At July 31, 2004, the Fund had, for federal income tax purposes, approximately $19,741,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these capital loss carryforwards are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of each carryforward loss is indicated below. Expiration occurs on July 31 of the year indicated:

	2009	2010	2011	2012

Carryforward Amounts	$1,032,000	$3,221,000	$3,834,000	$11,654,000

In addition, the Fund had $12,368,858 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.
26 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

27 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund, (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

28 Smith Barney Municipal High Income Fund | 2005 Semi-Annual Report

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

	TRUSTEES	INVESTMENT ADVISER
	Lee Abraham Jane F. Dasher R. Jay Gerken, CFA	AND ADMINISTRATOR Smith Barney Fund Management LLC
Chairman
	Richard E. Hanson, Jr.	DISTRIBUTORS
	Paul Hardin	Citigroup Global Markets Inc.
Roderick C. Rasmussen
	John P. Toolan	CUSTODIAN
State Street Bank and
	OFFICERS	Trust Company
R. Jay Gerken, CFA
	President and	TRANSFER AGENT
	Chief Executive Officer	Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
	Andrew B. Shoup	New York, New York 10004
Senior Vice President and
	Chief Administrative Officer	SUB-TRANSFER AGENTS
PFPC Inc.
	Robert J. Brault	P.O. Box 9699
	Chief Financial Officer	Providence, Rhode Island
	and Treasurer	02940-9699

Peter M. Coffey
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Income Funds

Smith Barney Municipal High Income Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds — Smith Barney Municipal High Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02173 3/05	05-8033

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Income Funds

Date:  April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Income Funds

Date:  April 1, 2005

By:	/s/Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Income Funds

Date:  April 1, 2005